Debt, Cash and Cash Equivalents - Summary of Debt by Interest Rate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (6,925)	€ (10,315)	[1],[2]	€ (10,273)	[1],[2]	€ (9,148)
Net debt	17,628	5,161		8,234
Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	24,672
Cash and cash equivalents	(6,958)	(10,307)		(10,275)
Net debt	17,714	€ 5,194		€ 8,274
Debt percent		100.00%		100.00%
Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	18,864
Borrowings in Euros	14,921
Borrowings in USD	€ 3,943
Debt percent	76.00%	63.00%		74.00%
Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 5,808
Borrowings in Euros	2,527
Borrowings in USD	1,362
Borrowings in Japanese yen	€ 761
Debt percent	24.00%	37.00%		26.00%
Cash and cash equivalents in EUR	€ (936)
Cash and cash equivalents in USD	(3,109)
Borrowings in Singapore dollar	(1,833)
Borrowings in Chinese yuan renminbi	€ (416)
Cash and cash equivalent percent	100.00%
Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 24,684
Net debt	17,759
Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	22,414
Borrowings in Euros	18,471
Borrowings in USD	€ 3,943
Debt percent	91.00%
Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,270
Borrowings in Euros	1,800
Cash and cash equivalents	(6,925)
Borrowings in USD	€ 27
Debt percent	9.00%
Cash and cash equivalents in EUR	€ (3,244)
Cash and cash equivalents in USD	€ (3,109)
Cash and cash equivalent percent	100.00%
Less than 1 year [member] | Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,601
Cash and cash equivalents	(6,958)
Net debt	(4,357)
Less than 1 year [member] | Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(119)
Less than 1 year [member] | Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,720
Less than 1 year [member] | Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,613
Net debt	(4,312)
Less than 1 year [member] | Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,431
Less than 1 year [member] | Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,182
Cash and cash equivalents	(6,925)
Later than one year and not later than two years [member] | Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,954
Net debt	3,954
Later than one year and not later than two years [member] | Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,936
Later than one year and not later than two years [member] | Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,018
Later than one year and not later than two years [member] | Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,954
Net debt	3,954
Later than one year and not later than two years [member] | Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,936
Later than one year and not later than two years [member] | Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,018
Later than two years and not later than three years [member] | Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,249
Net debt	2,249
Later than two years and not later than three years [member] | Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,243
Later than two years and not later than three years [member] | Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
Later than two years and not later than three years [member] | Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,249
Net debt	2,249
Later than two years and not later than three years [member] | Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,243
Later than two years and not later than three years [member] | Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
Later than three years and not later than four years [member] | Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,856
Net debt	1,856
Later than three years and not later than four years [member] | Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(150)
Later than three years and not later than four years [member] | Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,006
Later than three years and not later than four years [member] | Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,856
Net debt	1,856
Later than three years and not later than four years [member] | Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,850
Later than three years and not later than four years [member] | Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	6
Later than four years and not later than five years [member] | Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,654
Net debt	3,654
Later than four years and not later than five years [member] | Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,622
Later than four years and not later than five years [member] | Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	32
Later than four years and not later than five years [member] | Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,654
Net debt	3,654
Later than four years and not later than five years [member] | Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,622
Later than four years and not later than five years [member] | Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	32
More than 5 years [member] | Value on redemption after derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,358
Net debt	10,358
More than 5 years [member] | Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,332
More than 5 years [member] | Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	26
More than 5 years [member] | Value on redemption before derivative instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,358
Net debt	10,358
More than 5 years [member] | Value on redemption before derivative instruments [member] | Fixed-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	10,332
More than 5 years [member] | Value on redemption before derivative instruments [member] | Floating-rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 26

[1]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).